United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/15

Date of Reporting Period: 08/31/15

Item 1. Reports to Stockholders

Annual Shareholder Report
August 31, 2015
Share Class	Ticker
A	FGCAX
R	SRBRX
Institutional	FGCIX
Service	FGCSX

Federated Short-Intermediate Total Return Bond Fund
Fund Established 2005

A Portfolio of Federated Institutional Trust

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from September 1, 2014 through August 31, 2015. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Short-Intermediate Total Return Bond Fund (the “Fund”), based on net asset value for the 12-month reporting period ended August 31, 2015, was -0.34% for the Class A Shares, -0.93% for the Class R Shares, -0.19% for the Institutional Shares and -0.34% for the Service Shares. The total return for the Barclays 1-5 Year Government/Credit Index (BGC1-5),1 the Fund's broad-based securities market index, was 1.27% during the same period. The total return of the Morningstar Short-Term Bond Funds Average (MSTBFA),2 a peer group average for the Fund, was 0.17% during the same period. The Fund's and the MSTBFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BGC1-5.
During the reporting period, the Fund's investment strategy focused on: (a) movement among the various sectors and quality spectrums of the bond market such as corporate bonds3 and international securities;4 (b) selection of individual securities; and (c) the selection of securities with different maturities (expressed by a “yield curve” showing the relative yield of similar securities with different maturities). These were the most significant factors affecting the Fund's performance relative to the BGC1-5.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
The U.S. economy continued to improve over the 12-month reporting period, as stronger employment gains drove high consumer confidence and resulting gains in vehicle sales and housing activity. The Federal Reserve (the “Fed”) made clear that it was nearing the end of its crisis-era policies, by ending its bond-buying program and talking more of an eventual federal funds target rate increase. Offsetting these gains were geopolitical risk in Europe–namely the potential Greek exit from the Eurozone–and concerns over China's slowing economy. The European Central Bank initiated a €60 billion/month bond-buying quantitative easing program to try to spur European growth, helping to drive some European interest rates into negative territory, and China took additional measures to stimulate its growth. Slowing global growth and fears of oversupply led to falling commodity prices. Crude oil prices fell by over half and copper prices by nearly a third. Against this backdrop, risk assets performed poorly, as the S&P 500 Index5 rose less than 1% and high-yield6 and emerging market7 bonds posted negative returns. Treasury yields at the short-end of the yield curve rose, while those from 5-years and out fell in yield.
Annual Shareholder Report

SECTOR AND QUALITY MANAGEMENT
The Fund's overweight to corporate securities detracted from returns during the 12-month reporting period. Though the allocation to credit boosted portfolio yield relative to the benchmark, global macroeconomic factors favored risk-free assets such as U.S. Treasuries. Credit issues rated “BBB” and below underperformed compared to U.S. Treasuries in investment-grade,8 high-yield and emerging market sectors. Residential and commercial mortgage-backed securities9 added good performance, high quality and diversification benefits to the Fund.
Over the 12-month reporting period, the Fund actively invested in those securities that the manager believes have higher total return potential. The Fund continued to purchase investment-grade corporate securities, but reduced emerging market exposure at the margin, and increased positions in residential mortgage-backed securities, as the prospect of the end of the Fed's buying had reestablished relative value in the sector.
SECURITY SELECTION
Security selection was a strong positive contributor to Fund performance over the period. High-yield and investment-grade selection were particularly strong, partially offset by underperformance in emerging markets and Treasury Inflation Protection Securities (TIPS), as slowing growth eased inflation fears.
INTEREST RATE, YIELD CURVE AND DERIVATIVE MANAGEMENT
Interest rate and yield curve positioning were broadly positive over the course of the reporting period. The Fund's average interest rate sensitivity, or duration,10 was less than the benchmark's over the period, which helped performance as yields at the shorter-end of the yield curve rose on stronger U.S. economic growth and concern that the Fed would raise rates. Yield curve positioning also added to performance, as the Fund was relatively underweight shorter maturities and overweight longer maturities, as longer rates on average fell. The use of Treasury note and bond futures contracts11 played a positive role in executing the Fund's strategies in interest rate sensitivity and yield curve exposure management.
Annual Shareholder Report

1	Please see the footnotes to the line graphs below for definitions of, and further information about, the BGC1-5.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the MSTBFA.
3	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
4	International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards.
5	The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, and it is not possible to invest directly in an index.
6	High-yield, lower-rated securities generally entail greater market, credit and liquidity risk than investment-grade securities and may include higher volatility and higher risk of default.
7	Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries, and currency risks and political risks are accentuated in emerging markets.
8	Investment-grade securities and noninvestment-grade securities may either be: (a) rated by a nationally recognized statistical ratings organization or rating agency; or (b) unrated securities that the Fund's investment adviser believes are of comparable quality. The rating agencies that provide the ratings for rated securities include Standard and Poor's, Moody's Investor Services, Inc. and Fitch Rating Service. When ratings vary, the highest rating is used. Credit ratings of “AA” or better are considered to be high credit quality; credit ratings of “A” are considered high or medium/good quality and credit ratings of “BBB” are considered to be good credit quality and the lowest category of investment grade securities. Credit ratings of “BB” and below are lower-rated, noninvestment-grade securities or junk bonds, and credit ratings of “CCC” or below have high default risk. Any credit quality breakdown does not give effect to the impact of any credit derivative investments made by the Fund. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
9	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
10	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.
11	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graphs below illustrates the hypothetical investment of $10,0001 in the Federated Short-Intermediate Total Return Bond Fund (the “Fund”) from September 2, 2005 to August 31, 2015 for Institutional Shares and Service Shares, and from January 31, 2014 to August 31, 2015 for Class A and Class R Shares, compared to the Barclays 1-5 Year Government/Credit Index (BGC1-5)2 and the Morningstar Short-Term Bond Funds Average (MSTBFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
GROWTH OF A $10,000 INVESTMENT–CLASS A SHARES AND CLASS R SHARES
Growth of $10,000 as of August 31, 2015
■	Total returns shown for Class A Shares includes the maximum sales charge of 1.00% ($10,000 minus $100 sales charge = $9,900).
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT–INSTITUTIONAL SHARES AND SERVICE SHARES
Growth of $10,000 as of August 31, 2015
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses.
Average Annual Total Returns for the Period Ended 8/31/2015
(returns reflect all applicable sales charges as specified below in footnote #1)
	1 Year	5 Years	Start of Performance*
Class A Shares	-1.36%	—	0.59%
Class R Shares	-0.93%	—	0.69%
Institutional Shares	-0.19%	2.42%	4.33%
Service Shares	-0.34%	2.17%	4.08%
BGC1-5	1.27%	1.58%	3.32%
MSTBFA	0.17%	1.57%	2.33%
*	The Fund's Institutional Shares and Service Shares start of performance date was September 2, 2005. The Fund's Class A Shares and Class R Shares start of performance was January 31, 2014. The returns of the BGC1-5 and MSTBFA are from the Institutional Shares and Service Shares start of performance date.
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting the applicable sales charges: for A Shares, the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The Fund's performance assumes the reinvestment of all dividends and distributions. The BGC1-5 and MSTBFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The BGC1-5 measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government-related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt) and investment-grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years. The index is unmanaged and it is not possible to invest directly in an index. The BGC1-5 is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance.
3	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At August 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	68.3%
U.S. Treasury Securities	14.6%
Mortgage-Backed Securities[3]	7.3%
Collateralized Mortgage Obligations	3.5%
Trade Finance Agreements	2.5%
Floating Rate Loans	1.9%
Asset-Backed Securities	0.3%
Foreign Debt Securities[4]	0.0%
Derivative Contracts[4,5]	0.0%
Other Security Types[6]	0.1%
Cash Equivalents[7]	2.4%
Other Assets and Liabilities—Net[8]	(0.9)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Other Security Types consist of common stocks and an exchange-traded fund.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
August 31, 2015
Principal Amount or Shares			Value
		CORPORATE BONDS—60.0%
		Basic Industry - Chemicals—0.7%
$990,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	$1,196,582
250,000		Ecolab, Inc., Sr. Unsecd. Note, 4.35%, 12/8/2021	268,943
50,000		RPM International, Inc., 6.50%, 2/15/2018	54,975
100,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	111,872
11,000		Rohm & Haas Co., 6.00%, 9/15/2017	11,941
		TOTAL	1,644,313
		Basic Industry - Metals & Mining—3.7%
1,000,000		Alcoa, Inc., 5.87%, 2/23/2022	1,040,000
785,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	810,022
120,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	129,300
200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	196,666
710,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	609,712
750,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	802,500
50,000		BHP Billiton Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	57,040
50,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	52,525
1,000,000		Goldcorp, Inc., Sr. Unsecd. Note, 2.125%, 3/15/2018	985,204
1,450,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	1,476,902
1,175,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,158,140
850,000		Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.25%, 12/14/2018	844,506
1,000,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	959,830
		TOTAL	9,122,347
		Basic Industry - Paper—0.6%
1,200,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	1,408,580
		Capital Goods - Aerospace & Defense—0.8%
895,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	909,544
25,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	25,864
40,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	32,100
1,000,000		Textron, Inc., Sr. Unsecd. Note, 3.65%, 3/1/2021	1,012,788
		TOTAL	1,980,296
		Capital Goods - Building Materials—0.3%
625,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	725,000
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Building Materials—continued
$67,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	$76,531
		TOTAL	801,531
		Capital Goods - Diversified Manufacturing—0.6%
15,000		Dover Corp., Note, 5.45%, 3/15/2018	16,403
10,000		Emerson Electric Co., 4.875%, 10/15/2019	11,039
1,250,000	[1,2]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	1,242,895
250,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	256,457
50,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	56,337
		TOTAL	1,583,131
		Capital Goods - Environmental—0.0%
50,000		Republic Services, Inc., Company Guarantee, 5.25%, 11/15/2021	55,947
		Capital Goods - Packaging—0.2%
500,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	510,632
		Communications - Cable & Satellite—1.5%
180,000	[1,2]	CCO Safari II LLC, Series 144A, 3.579%, 7/23/2020	179,598
2,000,000		DIRECTV Holdings LLC, 1.75%, 1/15/2018	1,972,402
1,500,000		Time Warner Cable, Inc., Company Guarantee, 5.00%, 2/1/2020	1,613,627
		TOTAL	3,765,627
		Communications - Media & Entertainment—1.7%
195,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	198,722
400,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 2.625%, 9/16/2019	399,981
1,500,000		CBS Corp., 2.30%, 8/15/2019	1,484,083
969,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	971,089
125,000		Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018	141,461
250,000		Time Warner, Inc., Sr. Unsecd. Note, 3.40%, 6/15/2022	247,119
70,000		Viacom, Inc., 2.50%, 9/1/2018	69,619
725,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 4/1/2024	673,192
100,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	106,814
		TOTAL	4,292,080
		Communications - Telecom Wireless—1.1%
200,000		American Tower Corp., Sr. Unsecd. Note, 3.40%, 2/15/2019	203,562
800,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	839,882
520,000		Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	578,035
1,075,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	1,114,829
		TOTAL	2,736,308
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—1.6%
$1,000,000		AT&T, Inc., 2.30%, 3/11/2019	$996,223
60,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	63,150
95,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	107,143
1,000,000		Verizon Communications, Inc., 1.10%, 11/1/2017	990,038
343,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.50%, 9/15/2016	347,983
1,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.65%, 9/14/2018	1,049,015
475,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	485,714
		TOTAL	4,039,266
		Consumer Cyclical - Automotive—2.7%
150,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	149,936
250,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 2.95%, 1/11/2017	255,012
1,250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	1,250,619
500,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	508,813
2,000,000		General Motors Financial Company, Inc., Sr. Unsecd. Note, 2.40%, 4/10/2018	1,977,424
500,000		General Motors Financial Company, Inc., Sr. Unsecd. Note, 3.20%, 7/13/2020	493,872
775,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	768,089
250,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	255,149
1,000,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	1,029,070
		TOTAL	6,687,984
		Consumer Cyclical - Lodging—0.5%
1,119,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	1,197,330
75,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	76,342
		TOTAL	1,273,672
		Consumer Cyclical - Retailers—0.7%
500,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	518,066
1,250,000		CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	1,264,085
		TOTAL	1,782,151
		Consumer Cyclical - Services—1.5%
1,250,000	[1,2]	Alibaba Group Holding Ltd., Sr. Unsecd. Note, Series 144A, 2.50%, 11/28/2019	1,228,516
2,000,000		Amazon.com, Inc., 1.20%, 11/29/2017	1,987,950
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Services—continued
$500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	$547,584
		TOTAL	3,764,050
		Consumer Non-Cyclical - Food/Beverage—2.5%
300,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	312,348
1,250,000	[1,2]	HJ Heinz Co., Sr. Unsecd. Note, Series 144A, 2.80%, 7/2/2020	1,249,835
2,000,000		Kellogg Co., 1.75%, 5/17/2017	2,006,212
1,000,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	964,540
400,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.00%, 2/1/2024	410,173
150,000	[1,2]	Pernod Ricard SA, Sr. Unsecd. Note, Series 144A, 4.25%, 7/15/2022	155,973
10,000		The Coca-Cola Co., Sr. Unsecd. Note, 1.80%, 9/1/2016	10,108
640,000		Tyson Foods, Inc., 2.65%, 8/15/2019	639,178
475,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	499,028
		TOTAL	6,247,395
		Consumer Non-Cyclical - Health Care—2.2%
750,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	753,599
225,000		Becton Dickinson & Co., Sr. Unsecd. Note, 2.675%, 12/15/2019	225,213
1,300,000		Becton Dickinson & Co., Sr. Unsecd. Note, 6.375%, 8/1/2019	1,489,603
980,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	1,144,798
140,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	142,688
550,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 3.30%, 2/15/2022	536,886
1,275,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 2.70%, 4/1/2020	1,262,816
		TOTAL	5,555,603
		Consumer Non-Cyclical - Pharmaceuticals—1.2%
1,250,000		AbbVie, Inc., Sr. Unsecd. Note, 2.50%, 5/14/2020	1,236,605
1,250,000		Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	1,257,215
475,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 2.35%, 2/1/2020	475,614
		TOTAL	2,969,434
		Consumer Non-Cyclical - Products—0.3%
650,000		Hasbro, Inc., Sr. Unsecd. Note, 3.15%, 5/15/2021	654,199
		Consumer Non-Cyclical - Supermarkets—0.9%
2,000,000		Kroger Co., 2.20%, 1/15/2017	2,022,290
100,000		Kroger Co., Note, 6.80%, 12/15/2018	114,358
		TOTAL	2,136,648
		Consumer Non-Cyclical - Tobacco—0.7%
15,000		Altria Group, Inc., 9.25%, 8/6/2019	18,592
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Tobacco—continued
$350,000	Altria Group, Inc., Sr. Unsecd. Note, 4.00%, 1/31/2024	$356,108
50,000	Philip Morris International, Inc., 5.65%, 5/16/2018	55,100
1,250,000	Reynolds American, Inc., Sr. Unsecd. Note, 3.25%, 6/12/2020	1,267,116
	TOTAL	1,696,916
	Energy - Independent—0.5%
935,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 1.75%, 1/15/2018	922,503
70,000	Devon Energy Corp., 6.30%, 1/15/2019	78,361
100,000	Petroleos Mexicanos, Sr. Unsecd. Note, 3.125%, 1/23/2019	100,000
125,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	124,938
	TOTAL	1,225,802
	Energy - Integrated—2.1%
1,000,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	1,022,575
600,000	Husky Energy, Inc., 4.00%, 4/15/2024	558,783
450,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	431,226
500,000	Marathon Oil Corp., Sr. Unsecd. Note, 2.70%, 6/1/2020	486,559
2,000,000	Murphy Oil Corp., 2.50%, 12/1/2017	1,978,692
750,000	Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	659,025
	TOTAL	5,136,860
	Energy - Midstream—0.6%
300,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	293,474
1,000,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 2.55%, 10/15/2019	996,420
50,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/1/2021	52,679
50,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	56,016
	TOTAL	1,398,589
	Energy - Oil Field Services—0.9%
275,000	Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	274,350
1,000,000	Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	948,533
300,000	Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	284,610
665,000	Weatherford International Ltd., 6.00%, 3/15/2018	673,203
	TOTAL	2,180,696
	Energy - Refining—0.2%
300,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 5.125%, 3/1/2021	326,807
200,000	Valero Energy Corp., 9.375%, 3/15/2019	243,933
	TOTAL	570,740
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—11.9%
$143,000	American Express Co., 2.65%, 12/2/2022	$137,171
930,000	Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	932,927
90,000	Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	91,875
2,000,000	BB&T Corp., 1.60%, 8/15/2017	2,005,610
335,000	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	336,845
1,000,000	Bank of America Corp., Sr. Unsecd. Note, 2.00%, 1/11/2018	1,000,377
500,000	Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	590,696
2,000,000	Bank of New York Mellon Corp., Series MTN, 2.40%, 1/17/2017	2,030,118
2,000,000	Bank of Nova Scotia, 1.375%, 12/18/2017	1,989,670
2,000,000	Canadian Imperial Bank of Commerce, 1.55%, 1/23/2018	1,999,624
250,000	Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	248,197
1,200,000	Capital One Bank, Sub. Note, 3.375%, 2/15/2023	1,142,054
300,000	Capital One Financial Corp., Sr. Unsecd. Note, 2.45%, 4/24/2019	297,358
50,000	Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	55,635
100,000	Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	103,876
400,000	Citigroup, Inc., Sub. Note, 4.05%, 7/30/2022	410,010
100,000	City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	113,220
600,000	Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 1.85%, 9/29/2017	597,277
1,000,000	Fifth Third Bancorp, Sr. Unsecd. Note, 1.35%, 6/1/2017	998,251
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	502,644
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	278,136
1,125,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	1,279,815
1,000,000	HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	995,576
1,010,000	Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	1,203,238
350,000	Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	349,000
250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.35%, 1/28/2019	250,985
200,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.20%, 1/25/2023	197,048
1,200,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,282,229
100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	113,449
725,000	JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	696,909
250,000	MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	253,472
1,000,000	Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	1,058,620
1,500,000	Morgan Stanley, Sr. Unsecd. Note, 2.125%, 4/25/2018	1,505,850
1,130,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,231,853
500,000	Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	502,242
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$300,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	$300,717
700,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	704,361
45,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	45,663
1,500,000		Wells Fargo & Co., Sr. Unsecd. Note, 1.50%, 1/16/2018	1,495,638
350,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.60%, 4/1/2021	383,035
		TOTAL	29,711,271
		Financial Institution - Broker/Asset Mgr/Exchange—0.9%
725,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	749,014
500,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	545,620
925,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	931,358
		TOTAL	2,225,992
		Financial Institution - Finance Companies—2.3%
1,250,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	1,238,601
1,000,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	1,057,547
2,500,000		General Electric Capital Corp., Series GMTN, 1.60%, 11/20/2017	2,497,687
290,000		General Electric Capital Corp., Series GMTN, 5.625%, 5/1/2018	318,895
100,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	102,377
500,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	550,026
		TOTAL	5,765,133
		Financial Institution - Insurance - Health—0.4%
1,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.70%, 7/15/2020	1,013,341
75,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	82,659
		TOTAL	1,096,000
		Financial Institution - Insurance - Life—2.7%
750,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	755,397
325,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	336,619
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2017	1,055,663
1,000,000		Lincoln National Corp., Sr. Secd. Note, 8.75%, 7/1/2019	1,225,549
2,000,000	[1,2]	MetLife Global Funding I, Series 144A, 1.50%, 1/10/2018	1,989,984
150,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	171,657
1,000,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	977,805
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$210,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	$209,395
		TOTAL	6,722,069
		Financial Institution - Insurance - P&C—0.7%
350,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	413,432
50,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	55,516
30,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	31,048
750,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	807,834
500,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	508,881
25,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	25,316
		TOTAL	1,842,027
		Financial Institution - REIT - Apartment—0.3%
650,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	693,330
		Financial Institution - REIT - Healthcare—0.3%
150,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	158,190
700,000		Healthcare Trust of America, 3.70%, 4/15/2023	682,604
		TOTAL	840,794
		Financial Institution - REIT - Office—0.3%
500,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	496,426
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	259,668
		TOTAL	756,094
		Financial Institution - REIT - Other—0.4%
115,000		Liberty Property LP, 6.625%, 10/1/2017	125,953
600,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	600,788
300,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	303,158
		TOTAL	1,029,899
		Financial Institution - REIT - Retail—0.5%
1,020,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,101,346
100,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	108,740
		TOTAL	1,210,086
		Sovereign—0.2%
475,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	515,872
		Technology—4.1%
1,000,000		Autodesk, Inc., Sr. Unsecd. Note, 3.125%, 6/15/2020	1,002,301
500,000		BMC Software, Inc., 7.25%, 6/1/2018	465,000
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$255,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 1.45%, 6/5/2017	$251,989
1,250,000		Fiserv, Inc., Sr. Unsecd. Note, 2.70%, 6/1/2020	1,241,597
1,550,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	1,583,705
1,000,000	[1,2]	Keysight Technologies, Inc., Sr. Unsecd. Note, Series 144A, 3.30%, 10/30/2019	997,147
1,300,000		Microsoft Corp., 1.85%, 2/12/2020	1,295,537
1,250,000	[1,2]	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	1,220,078
2,000,000		Oracle Corp., 1.20%, 10/15/2017	1,993,082
150,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	151,688
		TOTAL	10,202,124
		Transportation - Airlines—0.4%
1,000,000		Southwest Airlines Co., Sr. Unsecd. Note, 2.75%, 11/6/2019	1,014,402
		Transportation - Railroads—0.1%
190,000		Union Pacific Corp., Sr. Unsecd. Note, 2.25%, 2/15/2019	192,467
		Transportation - Services—1.0%
40,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	43,729
500,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.35%, 10/15/2019	498,752
150,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.75%, 3/15/2017	152,885
1,500,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.50%, 6/15/2019	1,485,483
300,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	301,521
		TOTAL	2,482,370
		Utility - Electric—1.9%
20,000		Consolidated Edison Co., Sr. Unsecd. Note, Series 06-C, 5.50%, 9/15/2016	20,921
750,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	764,646
250,000		FirstEnergy Corp., Sr. Unsecd. Note, 4.25%, 3/15/2023	250,878
100,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	108,916
9,600	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	9,961
250,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	250,478
10,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	10,871
450,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	472,083
135,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	135,427
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$1,000,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	$1,093,135
300,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	320,331
1,250,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 2.45%, 6/15/2020	1,249,289
		TOTAL	4,686,936
		Utility - Natural Gas—1.3%
100,000		Atmos Energy Corp., 8.50%, 3/15/2019	119,600
1,225,000	[1,2]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, Series 144A, 3.30%, 6/1/2020	1,223,363
600,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	606,152
40,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	42,022
1,200,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	1,121,332
75,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	93,047
		TOTAL	3,205,516
		TOTAL CORPORATE BONDS (IDENTIFIED COST $148,836,967)	149,413,179
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.7%
		Commercial Mortgage—2.6%
1,300,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	1,290,898
400,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	424,418
175,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	191,531
750,000	[1,2]	Commercial Mortgage Trust 2013-CR8, Class B, 4.099%, 6/10/2046	762,504
2,000,000		Commercial Mortgage Trust 2014-LC17, Class A2, 3.164%, 10/10/2047	2,075,264
450,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	465,783
735,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 4/10/2046	736,585
195,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A3, 3.595%, 1/10/2045	204,356
81,426	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A1, 3.349%, 11/15/2043	84,214
300,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A2, 4.393%, 11/15/2043	324,718
		TOTAL	6,560,271
		Government Agency—0.1%
164,830		Federal Home Loan Mortgage Corp. REMIC 3397 FC, 0.797%, 12/15/2037	166,207
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $6,713,473)	6,726,478
Annual Shareholder Report

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—3.0%
		Federal National Mortgage Association—3.0%
$4,393,007		Federal National Mortgage Association, Pool AS2976, 4.00%, 8/1/2044	$4,681,983
2,816,115		Federal National Mortgage Association, Pool AW0029, 3.50%, 7/1/2044	2,921,280
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $7,515,856)	7,603,263
		U.S. TREASURIES—14.5%
2,037,840		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	2,028,845
4,216,960	[3]	U.S. Treasury Inflation-Protected Note, Series A-2022, 0.125%, 1/15/2022	4,120,431
1,500,000		United States Treasury Note, 0.875%, 4/30/2017	1,504,956
3,250,000		United States Treasury Note, 1.375%, 3/31/2020	3,233,496
16,500,000		United States Treasury Note, 1.625%, 12/31/2019	16,619,239
6,000,000		United States Treasury Note, 1.625%, 3/31/2019	6,072,949
2,500,000		United States Treasury Note, 2.125%, 6/30/2022	2,532,472
		TOTAL U.S. TREASURIES (IDENTIFIED COST $36,285,794)	36,112,388
		INVESTMENT COMPANIES—19.5%[4]
504,172		Federated Bank Loan Core Fund	5,056,848
1,401,248		Federated Mortgage Core Portfolio	13,886,372
1,058,264		Federated Prime Value Obligations Fund, Institutional Shares, 0.13%[5]	1,058,264
797,426		Federated Project and Trade Finance Core Fund	7,447,962
3,397,187		High Yield Bond Portfolio	21,028,587
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $50,395,044)	48,478,033
		TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $249,747,134)[6]	248,333,341
		OTHER ASSETS AND LIABILITIES - NET—0.3%[7]	800,452
		TOTAL NET ASSETS—100%	$249,133,793
Annual Shareholder Report

At August 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[8]United States Treasury Notes, 2-Year Long Futures	20	$4,369,375	December 2015	$(8,484)
[8]United States Treasury Long Bond, Short Futures	80	$12,370,000	December 2015	$51,688
[8]United States Treasury Notes, 10-Year Short Futures	210	$26,683,125	December 2015	$102,868
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$146,072
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2015, these restricted securities amounted to $24,951,950, which represented 10.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2015, these liquid restricted securities amounted to $24,951,950, which represented 10.0% of total net assets.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Affiliated holdings.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $249,747,241.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of August 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$149,413,179	$—	$149,413,179
Collateralized Mortgage Obligations	—	6,726,478	—	6,726,478
Mortgage-Backed Securities	—	7,603,263	—	7,603,263
U.S. Treasuries	—	36,112,388	—	36,112,388
Investment Companies[1]	1,058,264	47,419,769[2]	—	48,478,033
TOTAL SECURITIES	$1,058,264	$247,275,077	$—	$248,333,341
OTHER FINANCIAL INSTRUMENTS[3]	$146,072	$—	$—	$146,072
1	Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the net asset value (the NAV) is not publicly available and, with respect to Federated Project and Trade Finance Core Fund, due to fact that the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Includes $27,786,667 of affiliated investment company holdings transferred from Level 1 to Level 2 because the Adviser determined that these investments more appropriately meet the definition of Level 2. Transfers shown represent the value of the investments at the beginning of the period.
3	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 8/31/2015	Period Ended 8/31/2014[1]
Net Asset Value, Beginning of Period	$10.63	$10.53
Income From Investment Operations:
Net investment income	0.25[2]	0.16[2]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.29)	0.09
TOTAL FROM INVESTMENT OPERATIONS	(0.04)	0.25
Less Distributions:
Distributions from net investment income	(0.25)	(0.15)
Net Asset Value, End of Period	$10.34	$10.63
Total Return[3]	(0.34)%	2.34%
Ratios to Average Net Assets:
Net expenses	0.60%	0.60%[4]
Net investment income	2.41%	2.53%[4]
Expense waiver/reimbursement[5]	0.16%	0.24%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$16,654	$9,609
Portfolio turnover	23%	51%[6]
1	Reflects operations for the period from January 31, 2014 (date of initial investment) to August 31, 2014.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended August 31, 2014.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 8/31/2015	Period Ended 8/31/2014[1]
Net Asset Value, Beginning of Period	$10.63	$10.53
Income From Investment Operations:
Net investment income	0.20[2]	0.19[2]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.30)	0.02
TOTAL FROM INVESTMENT OPERATIONS	(0.10)	0.21
Less Distributions:
Distributions from net investment income	(0.20)	(0.11)
Net Asset Value, End of Period	$10.33	$10.63
Total Return[3]	(0.93)%	2.04%
Ratios to Average Net Assets:
Net expenses	1.10%	1.10%[4]
Net investment income	1.89%	2.15%[4]
Expense waiver/reimbursement[5]	0.15%	0.21%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[6]	$0[6]
Portfolio turnover	23%	51%[7]
1	Reflects operations for the period from January 31, 2014 (date of initial investment) to August 31, 2014.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than $1,000.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended August 31, 2014.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended August 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.63	$10.37	$10.68	$10.51	$10.41
Income From Investment Operations:
Net investment income	0.28[1]	0.28[1]	0.19	0.24	0.28
Net realized and unrealized gain (loss) on investments and futures contracts	(0.30)	0.26	(0.31)	0.23	0.12
TOTAL FROM INVESTMENT OPERATIONS	(0.02)	0.54	(0.12)	0.47	0.40
Less Distributions:
Distributions from net investment income	(0.28)	(0.26)	(0.19)	(0.24)	(0.27)
Distributions from net realized gain on investments and futures contracts	—	(0.02)	—	(0.06)	(0.03)
TOTAL DISTRIBUTIONS	(0.28)	(0.28)	(0.19)	(0.30)	(0.30)
Net Asset Value, End of Period	$10.33	$10.63	$10.37	$10.68	$10.51
Total Return[2]	(0.19)%	5.24%	(1.17)%	4.49%	3.90%
Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.30%	0.30%	0.30%
Net investment income	2.64%	2.65%	1.81%	2.27%	2.58%
Expense waiver/reimbursement[3]	0.19%	0.25%	0.32%	0.62%	1.53%
Supplemental Data:
Net assets, end of period (000 omitted)	$203,880	$181,702	$106,396	$95,256	$32,703
Portfolio turnover	23%	51%	46%	69%	103%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended August 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.62	$10.36	$10.68	$10.51	$10.41
Income From Investment Operations:
Net investment income	0.25[1]	0.25[1]	0.16	0.22	0.25
Net realized and unrealized gain (loss) on investments and futures contracts	(0.29)	0.26	(0.32)	0.22	0.13
TOTAL FROM INVESTMENT OPERATIONS	(0.04)	0.51	(0.16)	0.44	0.38
Less Distributions:
Distributions from net investment income	(0.25)	(0.23)	(0.16)	(0.21)	(0.25)
Distributions from net realized gain on investments and futures contracts	—	(0.02)	—	(0.06)	(0.03)
TOTAL DISTRIBUTIONS	(0.25)	(0.25)	(0.16)	(0.27)	(0.28)
Net Asset Value, End of Period	$10.33	$10.62	$10.36	$10.68	$10.51
Total Return[2]	(0.34)%	4.99%	(1.51)%	4.23%	3.64%
Ratios to Average Net Assets:
Net expenses	0.60%	0.59%	0.55%	0.55%	0.55%
Net investment income	2.36%	2.39%	1.40%	2.05%	2.35%
Expense waiver/reimbursement[3]	0.20%	0.24%	0.33%	0.33%	1.68%
Supplemental Data:
Net assets, end of period (000 omitted)	$28,600	$50,843	$34,969	$254,803	$4,934
Portfolio turnover	23%	51%	46%	69%	103%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
August 31, 2015
Assets:
Total investment in securities, at value including $48,478,033 of investment in affiliated holdings (Note 5) (identified cost $249,747,134)		$248,333,341
Cash		399
Restricted cash (Note 2)		552,600
Income receivable		1,470,611
Receivable for shares sold		68,046
TOTAL ASSETS		250,424,997
Liabilities:
Payable for shares redeemed	$647,169
Payable for daily variation margin	477,758
Income distribution payable	71,495
Payable for auditing fees	27,150
Payable for other service fees (Notes 2 and 5)	12,178
Accrued expenses (Note 5)	55,454
TOTAL LIABILITIES		1,291,204
Net assets for 24,112,903 shares outstanding		$249,133,793
Net Assets Consist of:
Paid-in capital		$254,564,687
Net unrealized depreciation of investments and futures contracts		(1,267,721)
Accumulated net realized loss on investments and futures contracts		(4,309,358)
Undistributed net investment income		146,185
TOTAL NET ASSETS		$249,133,793
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($16,653,717 ÷ 1,611,286 shares outstanding), no par value, unlimited shares authorized	$10.34
Offering price per share (100/99.00 of $10.34)	$10.44
Redemption proceeds per share	$10.34
Class R Shares:
Net asset value per share ($98.15 ÷ 9.497 shares outstanding), no par value, unlimited shares authorized	$10.33
Offering price per share	$10.33
Redemption proceeds per share	$10.33
Institutional Shares:
Net asset value per share ($203,880,159 ÷ 19,732,317 shares outstanding), no par value, unlimited shares authorized	$10.33
Offering price per share	$10.33
Redemption proceeds per share	$10.33
Service Shares:
Net asset value per share ($28,599,819 ÷ 2,769,291 shares outstanding), no par value, unlimited shares authorized	$10.33
Offering price per share	$10.33
Redemption proceeds per share	$10.33
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended August 31, 2015
Investment Income:
Interest			$5,200,055
Dividends received from affiliated holdings (Note 5)			2,135,920
Investment income allocated from affiliated partnership (Notes 2 and 5)			197,702
TOTAL INCOME			7,533,677
Expenses:
Investment adviser fee (Note 5)		$754,729
Administrative fee (Note 5)		196,880
Custodian fees		14,717
Transfer agent fee (Note 2)		155,528
Directors'/Trustees' fees (Note 5)		3,157
Auditing fees		28,300
Legal fees		9,586
Portfolio accounting fees		121,532
Other service fees (Notes 2 and 5)		137,162
Share registration costs		57,024
Printing and postage		20,436
Miscellaneous (Note 5)		8,391
EXPENSES BEFORE ALLOCATION		1,507,442
Expenses allocated from affiliated partnership (Notes 2 and 5)		1,901
TOTAL EXPENSES		1,509,343
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(361,080)
Reimbursements of other operating expenses (Notes 2 and 5)	(116,198)
TOTAL WAIVER AND REIMBURSEMENTS		(477,278)
Net expenses			1,032,065
Net investment income			$6,501,612
Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including realized gain of $103,371 on sales of investments in affiliated holdings) (Note 5)	$(193,698)
Net realized loss on futures contracts	(1,969,525)
Net realized loss on investments and foreign currency transactions allocated from affiliated partnership (Notes 2 and 5)	(218,064)
Realized gain distribution from affiliated investment company shares (Note 5)	248,486
Net change in unrealized appreciation of investments	(5,206,920)
Net change in unrealized depreciation of futures contracts	348,474
Net realized and unrealized loss on investments and futures contracts	(6,991,247)
Change in net assets resulting from operations	$(489,635)
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended August 31	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,501,612	$4,648,182
Net realized loss on investments including allocation from affiliated partnership and futures contracts	(2,132,801)	(2,652,031)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(4,858,446)	6,215,268
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(489,635)	8,211,419
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(373,496)	(55,491)
Class R Shares	(1)	(1)
Institutional Shares	(5,233,199)	(3,448,299)
Service Shares	(988,616)	(814,328)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	—	(220,424)
Service Shares	—	(59,724)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,595,312)	(4,598,267)
Share Transactions:
Proceeds from sale of shares	130,129,244	115,055,367
Proceeds from shares issued in connection with the tax-free transfer of assets from Huntington Short/Intermediate Fixed Income Securities Fund	—	76,299,914
Net asset value of shares issued to shareholders in payment of distributions declared	5,784,322	4,166,220
Cost of shares redeemed	(121,848,482)	(98,345,686)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	14,065,084	97,175,815
Change in net assets	6,980,137	100,788,967
Net Assets:
Beginning of period	242,153,656	141,364,689
End of period (including undistributed net investment income of $146,185 and $63,297, respectively)	$249,133,793	$242,153,656
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
August 31, 2015
1. ORGANIZATION
Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of Federated Short-Intermediate Total Return Bond Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class R Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
On May 16, 2014, the Fund acquired all of the net assets of Huntington Short/Intermediate Fixed Income Securities Fund (“Short/Intermediate Fixed Income Securities Fund”), in a tax-free reorganization in exchange for shares of the Fund. The purpose of the transaction was to combine portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Short/Intermediate Fixed Income Securities Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of Short/Intermediate Fixed Income Securities Fund, Class A Shares exchanged, a shareholder received 1.847 shares of the Fund's Class A Shares.
For every one share of Short/Intermediate Fixed Income Securities Fund, Trust Shares exchanged, a shareholder received 1.846 shares of the Fund's Institutional Shares.
The Fund received net assets from the Short/Intermediate Fixed Income Securities Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Short/Intermediate Fixed Income Securities Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
7,164,306	$76,299,914	$927,460	$166,895,203	$243,195,117
1	Unrealized Appreciation is included in the Short/Intermediate Fixed Income Securities Fund Net Assets Received amount shown above.
Annual Shareholder Report

Assuming the acquisition had been completed on September 1, 2013, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended August 31, 2014, are as follows:
Net investment income*	$6,001,268
Net realized and unrealized gain (loss) on investments	$5,119,331
Net Increase (Decrease) in net assets resulting from operations	$11,120,599
*	Net investment income reflects $630,900 of pro forma eliminated expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of the Short/Intermediate Fixed Income Securities Fund that have been included in the Fund's Statement of Changes in Net Assets for the year ended August 31, 2014.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Annual Shareholder Report

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE.
Annual Shareholder Report

Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class R Shares, Institutional Shares and Service Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. For the year ended August 31, 2015, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$4,700	$(2,225)
Institutional Shares	122,313	(92,587)
Service Shares	28,515	(21,221)
TOTAL	$155,528	$(116,033)
For the year ended August 31, 2015, the Class R Shares incurred transfer agent fees less than $1.00.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended August 31, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Class A Shares	$38,233	$(165)
Service Shares	98,929	—
TOTAL	$137,162	$(165)
Premium and Discount Amortization/ Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended August 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund
Annual Shareholder Report

recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities, which is shown as Restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $7,581,334 and $45,377,067, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$(146,072)*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended August 31, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(1,969,525)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$348,474
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 8/31/2015		Period Ended 8/31/2014[1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,902,514	$19,971,867	197,754	$2,104,283
Proceeds from shares issued in connection with the tax-free transfer of assets from Short/Intermediate Fixed Income Securities Fund	—	—	723,016	7,700,154
Shares issued to shareholders in payment of distributions declared	32,924	344,551	4,985	53,047
Shares redeemed	(1,228,041)	(12,851,055)	(21,866)	(232,917)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	707,397	$7,465,363	903,889	$9,624,567
Annual Shareholder Report

	Year Ended 8/31/2015		Period Ended 8/31/2014[1]
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	9	$100
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	—	$—	9	$100

Year Ended August 31	2015		2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	9,628,366	$100,981,229	8,222,007	$86,841,345
Proceeds from shares issued in connection with the tax-free transfer of assets from Short/Intermediate Fixed Income Securities Fund	—	—	6,441,290	68,599,760
Shares issued to shareholders in payment of distributions declared	426,815	4,467,494	307,632	3,258,047
Shares redeemed	(7,419,731)	(77,717,568)	(8,137,648)	(86,240,816)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,635,450	$27,731,155	6,833,281	$72,458,336

Year Ended August 31	2015		2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	876,501	$9,176,148	2,457,152	$26,109,639
Shares issued to shareholders in payment of distributions declared	92,851	972,277	80,838	855,126
Shares redeemed	(2,986,453)	(31,279,859)	(1,125,728)	(11,871,953)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(2,017,101)	$(21,131,434)	1,412,262	$15,092,812
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,325,746	$14,065,084	9,149,441	$97,175,815
1	Reflects operations for the period from January 31, 2014 (date of initial investment) to August 31, 2014.
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for short-term capital gain distributions from regulated investment companies, allocated income from partnerships and discount accretion/premium amortization on debt securities.
Annual Shareholder Report

For the year ended August 31, 2015, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$176,588	$(176,588)
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2015 and 2014, was as follows:
	2015	2014
Ordinary income[1]	$6,595,312	$4,598,267
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of August 31, 2015, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$146,185
Net unrealized depreciation	$(1,413,900)
Capital loss carryforwards and deferrals	$(4,163,179)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is due to the deferral of losses on wash sales.
At August 31, 2015, the cost of investments for federal tax purposes was $249,747,241. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $1,413,900. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,184,037 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,597,937.
At August 31, 2015, the Fund had a capital loss carryforward of $4,109,460 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
Annual Shareholder Report

The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$2,624,372	$1,485,088	$4,109,460
As of August 31, 2015, for federal income tax purposes, the Fund had $53,719 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended August 31, 2015, the Adviser voluntarily waived $354,860 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended August 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.10%
Class R Shares	0.50%
Service Shares	0.05%
Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended August 31, 2015, the Fund's Class A Shares and Service Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees. For the year ended August 31, 2015, the Fund's Class R Shares incurred a distribution services fee less than $1.00.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended August 31, 2015, FSC retained $448 in sales charges from the sale of Class A Shares.
Other Service Fees
For the year ended August 31, 2015, FSSC received $499 and reimbursed $165 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimbursement expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class R Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.60%, 1.10%, 0.35% and 0.60% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended August 31, 2015, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $241,448.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended August 31, 2015, the Adviser reimbursed $6,220. Transactions involving the affiliated holdings during the year ended August 31, 2015, were as follows:
	Emerging Market Fixed Income Core Fund	Federated Bank Loan Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 8/31/2014	273,009	481,431	—	7,349,961	767,352	2,767,753	11,639,506
Purchases/Additions	—	22,741	1,401,248	92,432,334	30,074	629,434	94,515,831
Sales/ Reductions	(273,009)	—	—	(98,724,031)	—	—	(98,997,040)
Balance of Shares Held 8/31/2015	—	504,172	1,401,248	1,058,264	797,426	3,397,187	7,158,297
Value	$—	$5,056,848	$13,886,372	$1,058,264	$7,447,962	$21,028,587	$48,478,033
Dividend Income/ Allocated Net Investment Income	$195,801	$229,533	$250,523	$4,018	$283,806	$1,368,040	$2,331,721
Realized Gain Distribution/ Allocated Net Realized Gain (Loss)	$(218,064)	$—	$—	$—	$—	$248,486	$30,422
Annual Shareholder Report

6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended August 31, 2015, were as follows:
Purchases	$52,012,315
Sales	$33,202,090
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of August 31, 2015, there were no outstanding loans. During the year ended August 31, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2015, there were no outstanding loans. During the year ended August 31, 2015, the program was not utilized.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the federated institutional TRUST AND THE SHAREHOLDERS OF FEDERATED Short-intermediate total return bond FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Short-Intermediate Total Return Bond Fund (formerly Federated Intermediate Government/Corporate Fund), (the “Fund”), a portfolio of Federated Institutional Trust, as of August 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Intermediate Total Return Bond Fund as of August 31, 2015, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
October 26, 2015
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2015 to August 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 3/1/2015	Ending Account Value 8/31/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$996.80	$3.02
Class R Shares	$1,000	$993.30	$5.53
Institutional Shares	$1,000	$997.00	$1.76
Service Shares	$1,000	$996.70	$3.02
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,022.18	$3.06
Class R Shares	$1,000	$1,019.66	$5.60
Institutional Shares	$1,000	$1,023.44	$1.79
Service Shares	$1,000	$1,022.18	$3.06
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.60%
Class R Shares	1.10%
Institutional Shares	0.35%
Service Shares	0.60%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2014, the Trust comprised three portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 131 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Indefinite Term Began serving: June 1994	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: July 1999	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; Professor of Law, Duquesne University School of Law and was a member of the Superior Court of Pennsylvania. Judge Lally-Green also holds the positions of: Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute; and Director, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: June 1994	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: July 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: July 1999	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: June 1994	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: November 1998	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
John Gentry Birth Date: to come Vice President Officer since: May 2014 Portfolio Manager since: November 2013	Principal Occupations: John Gentry has been the Fund's Portfolio Manager since November 2013. He is Vice President of the Trust with respect to the Fund. He is Senior Vice President, Senior Portfolio Manager and Head of the Corporate Fixed Income Group of the Fund's Adviser. Mr. Gentry joined Federated in 1995. Prior to joining Federated, he was a Senior Treasury Analyst at Sun Company, Inc. and an Analyst at Golembe Associates, Inc. Mr. Gentry has received the Chartered Financial Analyst designation. Mr. Gentry received his B.A. from the University of Virginia and M.B.A. from Cornell University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
Federated Short-Intermediate Total Return Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Annual Shareholder Report

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Annual Shareholder Report

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the one-year, three-year and five-year periods was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
Annual Shareholder Report

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Annual Shareholder Report

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Notes
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Notes
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Short-Intermediate Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B870
CUSIP 31420B862
CUSIP 31420B607
CUSIP 31420B508
35671 (10/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2015 - $86,740

Fiscal year ended 2014 - $85,950

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2015 - $0

Fiscal year ended 2014 - $30

Fiscal year ended 2014- Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $84 and $3,006 respectively. Fiscal year ended 2015- Travel expenses for attendance at Audit Committee meeting. Fiscal year ended 2014- Audit consent issued for N-14 merger document.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2015 - $0

Fiscal year ended 2014 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2015 - $0

Fiscal year ended 2014 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2015 – 0%

Fiscal year ended 2014 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2015 – 0%

Fiscal year ended 2014 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2015 – 0%

Fiscal year ended 2014 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2015 - $66,987

Fiscal year ended 2014 - $99,252

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date October 26, 2015

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 26, 2015